CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	6 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues	¥ 54,411,724	$ 8,553,395	¥ 25,169,279
Cost of revenues	39,904,645	6,272,917	18,452,239
Gross profit	14,507,079	2,280,478	6,717,040
Selling and distribution expenses	4,727,496	743,151	2,750,389
General and administrative expenses	47,314,621	7,437,748	13,009,013
Net recovery of credit losses	(5,671,285)	(891,513)	(3,697,024)
Research and development expenses	5,477,213	861,005	3,756,839
Operating expenses	51,848,045	8,150,391	15,819,217
Loss from operations	(37,300,000)	(5,900,000)	(9,102,177)
Other income (expenses)
Subsidy income	2,278	358	222,038
Interest income	2,590,649	407,244	20,168
Interest expense	(784,077)	(123,255)	(1,000,182)
Income (loss) from investment in unconsolidated entity	15,411	2,423	(251,296)
Changes In Fair Value Of Warrant Liability	147,168,952	23,134,614	0
Foreign exchange transaction loss	(151,986)	(23,892)	(78,784)
Other income (loss)	(13,630)	(2,143)	50,369
Other income (expense), net	148,827,597	23,395,349	(1,037,687)
Income (loss) before income tax	111,486,631	17,525,436	(10,139,864)
Income tax expenses (benefit)	107,204	16,852	(98,338)
Net income (loss)	111,379,427	17,508,584	(10,041,526)
Less: Net income (loss) attributable to non-controlling interests	21,917	3,445	(1,105,874)
Net income (loss) attributable to Recon Technology, Ltd	111,357,510	17,505,139	(8,935,652)
Comprehensive income (loss)
Net income (loss)	111,379,427	17,508,584	(10,041,526)
Foreign currency translation adjustment	(4,636,991)	(728,924)	(931,366)
Comprehensive income (loss)	106,742,436	16,779,660	(10,972,892)
Less: Comprehensive income (loss) attributable to non-controlling interests	21,917	3,445	(1,105,874)
Comprehensive income (loss) attributable to Recon Technology, Ltd	¥ 106,720,519	$ 16,776,215	¥ (9,867,018)
Earning (loss) per ordinary share - Basic | (per share)	¥ 4.08	$ 0.64	¥ (1.22)
Earning (loss) per ordinary share - Diluted | (per share)	¥ 3.87	$ 0.61	¥ (1.22)
Weighted average shares - Basic	27,312,581	27,312,581	7,330,866
Weighted average shares - Diluted	28,776,992	28,776,992	7,330,866
Related party [Member]
Revenues	¥ 0	$ 0	¥ 85,657
Third Party.
Revenues	54,411,724	8,553,395	25,083,622
Cost of revenues	¥ 39,904,645	$ 6,272,917	¥ 18,452,239